INCOME TAXES (Details 1) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018
Income Taxes Details 1Abstract
Non-capital losses carried forward
Reclamation provision
Exploration and evaluation assets	(55,000)	(42,000)
Equipment and other
Net deferred income tax assets (liabilities)	$ (55,000)	$ (42,000)